Warranty	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Warranty

14. WARRANTY

The following is a continuity of the Company’s warranty accruals:

	2014	2013	2012
Balance, beginning of year	$91	$94	$76
Expense, net	47	40	43
Settlements	(40)	(46)	(46)
Acquisitions [note 6]	—	1	17
Foreign exchange and other	(10)	2	4

	$88	$91	$94